Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade accounts receivable	$ 4,146	$ 10,469
Trade accounts payable	2,113	$ 2,604
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)	34,448
Trade accounts receivable	4,146
Trade accounts payable	2,113
Long-term debt with variable interest rates, net	59,553
Carrying Value [Member] | Related Party [Member]
Due to related parties	1,078
Fair Value [Member]
Cash and cash equivalents (including restricted cash)	34,448
Trade accounts receivable	4,146
Trade accounts payable	2,113
Long-term debt with variable interest rates, net	59,553
Fair Value [Member] | Related Party [Member]
Due to related parties	$ 1,078